[LORD ABBETT LOGO]

2002 SEMI-ANNUAL REPORT

LORD ABBETT
LARGE-CAP RESEARCH FUND
SMALL-CAP VALUE FUND


FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2002

(Unaudited)

LORD ABBETT RESEARCH FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this six month overview of the Lord Abbett Research Fund's strategies and performance for the period ended May 31, 2002. On this and the following pages, we discuss the factors that influenced performance.
   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


   BEST REGARDS,


   /s/ Robert S. Dow
   ROBERT S. DOW
   CHAIRMAN

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: In the beginning of the period, the U.S. stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile, resulting in part from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside. While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and housing markets and consumers resilient in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved sentiment, the Federal Open Market Committee decided to keep its target federal funds rate at 1.75% and declared that the economic risks were balanced between economic weakness and inflationary pressure.

LORD ABBETT LARGE-CAP RESEARCH FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED MAY 31, 2002?

A: For the six months ended May 31, 2002, Lord Abbett Large-Cap Research Fund returned -2.1%(1), slightly underperforming its benchmark, the S&P 500/Barra Value Index(2), which returned -1.9% over the same period. PLEASE REFER TO PAGE 3 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Consumer discretionary stocks specifically for media and retail companies aided the Fund's performance during the period. Media stocks, which have been hurt because of a slowdown in advertising spending, benefited from the possibility of an advertising rebound in 2002. The Fund's retail holdings experienced increased sales and reduced inventories at the end of the holiday season while sales continued to improve into the year. The Fund's underweight position in telecommunication stocks contributed to outperformance. An overweight position in consumer staples added to performance as well.

Detracting from performance was an overweight position in pharmaceuticals. The expiration of patents on existing products and lack of new products has put pressure on earnings, leading to several negative earnings announcements. We believe though, that by the end of 2003, much of the negative pressure from the patent expirations should be behind the industry. An underweight position in financials, a sector that outperformed the benchmark, hurt the Fund's performance. Additionally, the utility sector performed poorly and the Fund was hurt by an overweight exposure to this sector relative to the S&P 500/Barra Value Index in the beginning of the period.

Q: PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A: In 2001, we substantially increased the Fund's exposure to economically sensitive stocks. However, in 2002, we began to trim the Fund's exposure to cyclical stocks, slightly reducing consumer discretionary companies and added to energy companies. In doing so, we believe the Fund is well positioned to benefit from an economic recovery, albeit one that is more gradual in coming and less robust than previously anticipated.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -4.09% 5 YEARS: 10.74% LIFE OF FUND:
14.54% THE CLASS A SHARES WERE FIRST OFFERED ON JUNE 3, 1992

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended May 31, 2002.

(2) The S&P 500/Barra Value Index contains companies with lower price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: Investments in equity securities will fluctuate in response to general economic conditions and to changes in the prospects of particular companies and/or sectors in the economy. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus. The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP RESEARCH FUND MAY 31, 2002

                                                     VALUE
INVESTMENTS                             SHARES       (000)
----------------------------------------------------------
COMMON STOCKS 95.95%

AEROSPACE & DEFENSE 2.13%

United Technologies Corp.              110,400    $  7,603
                                                  --------

AIR FREIGHT & COURIERS 1.85%

United Parcel Service, Inc.            109,000       6,581
                                                  --------

AIRLINES 3.04%

AMR Corp.*                             190,600       3,993
Southwest Airlines Co.                 401,500       6,837
                                                  --------
TOTAL                                               10,830
                                                  --------

BANKS 8.32%

Bank One Corp.                          80,500       3,271
FleetBoston Financial Corp.             78,000       2,749
Mellon Financial Corp.                 168,700       6,259
National City Corp.                     22,000         732
Wachovia Corp.                         201,900       7,747
Wells Fargo & Co.                      169,100       8,861
                                                  --------
TOTAL                                               29,619
                                                  --------

BEVERAGES 3.31%

Diageo plc ADR                          80,400       4,087
PepsiCo, Inc.                          148,500       7,719
                                                  --------
TOTAL                                               11,806
                                                  --------

CHEMICALS 3.63%

E.I. Du Pont de Nemours & Co.           90,300       4,154
Int'l. Flavors & Fragrances, Inc.        7,475         254
Praxair, Inc.                           70,700       3,959
Rohm & Haas Co.                         85,600       3,225
The Dow Chemical Co.                    40,200       1,340
                                                  --------
TOTAL                                               12,932
                                                  --------

COMMERCIAL SERVICES & SUPPLIES 2.15%

First Data Corp.                        46,500    $  3,683
Waste Management, Inc.                 144,500       3,966
                                                  --------
TOTAL                                                7,649
                                                  --------

COMMUNICATIONS EQUIPMENT 1.70%

Lucent Technologies, Inc.*             203,550         946
Motorola, Inc.                         318,600       5,094
                                                  --------
TOTAL                                                6,040
                                                  --------

COMPUTERS & PERIPHERALS 3.01%

Apple Computer, Inc.*                  345,850       8,058
EMC Corp.*                             242,000       1,755
Lexmark International, Inc.*            14,400         899
                                                  --------
TOTAL                                               10,712
                                                  --------

CONSTRUCTION & ENGINEERING 0.69%

Fluor Corp.                             65,600       2,467
                                                  --------

DIVERSIFIED FINANCIALS 4.35%

Citigroup, Inc.                        137,000       5,916
J.P. Morgan Chase & Co.                120,400       4,328
Merrill Lynch & Co.                     87,500       3,562
Morgan Stanley Dean Witter & Co.        37,200       1,691
                                                  --------
TOTAL                                               15,497
                                                  --------

DIVERSIFIED TELECOMMUNICATION
  SERVICES 1.54%

Verizon Communications, Inc.           127,500       5,483
                                                  --------

ELECTRIC UTILITIES 4.46%

Constellation Energy Group, Inc.        61,900       1,874
Dominion Resources, Inc.               125,000       8,098
Duke Energy Corp.                      125,000       4,001
Public Service Enterprise Group         42,300       1,915
                                                  --------
TOTAL                                               15,888
                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        4

                                                     VALUE
INVESTMENTS                             SHARES       (000)
----------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS 0.38%

Agilent Technologies, Inc.*             51,100    $  1,348
                                                  --------

ENERGY EQUIPMENT & SERVICES 3.49%

Baker Hughes, Inc.                     160,700       5,890
GlobalSantaFe Corp.                    194,000       6,548
                                                  --------
TOTAL                                               12,438
                                                  --------

FOOD & DRUG RETAILING 0.74%

Safeway, Inc.*                          64,800       2,634
                                                  --------

FOOD PRODUCTS 1.88%

General Mills, Inc.                     48,400       2,202
Kellogg Co.                             41,700       1,530
Kraft Foods, Inc.                       69,300       2,981
                                                  --------
TOTAL                                                6,713
                                                  --------

GAS UTILITIES 1.10%

El Paso Corp.                          152,150       3,903
                                                  --------

HEALTHCARE EQUIPMENT & SUPPLIES 1.15%

Guidant Corp.*                         102,200       4,088
                                                  --------

HEALTHCARE PROVIDERS & SERVICES 1.61%

HCA- the Healthcare Co.                 71,800       3,528
McKessen Corp.                          59,200       2,220
                                                  --------
TOTAL                                                5,748
                                                  --------

INDUSTRIAL CONGLOMERATES 0.50%

3M Co.                                  14,100       1,769
                                                  --------

INSURANCE 3.10%

American International Group, Inc.     134,692       9,020
Travelers Property Casualty*           113,135       1,986
                                                  --------
TOTAL                                               11,006
                                                  --------

MACHINERY 4.24%

Caterpillar, Inc.                       31,500    $  1,647
Deere & Co.                            162,500       7,638
Dover Corp.                             58,000       2,064
Eaton Corp.                             46,600       3,766
                                                  --------
TOTAL                                               15,115
                                                  --------

MEDIA 8.15%

Clear Channel
Communications, Inc.*                   48,900       2,603
Comcast Corp.*                          42,100       1,186
Gannett Co., Inc.                       73,000       5,533
Liberty Media Corp.
 Class A*                              135,900       1,638
The Walt Disney Co.                    338,200       7,748
Tribune Co.                            101,800       4,328
Viacom, Inc.*                          122,150       5,980
                                                  --------
TOTAL                                               29,016
                                                  --------

METALS & MINING 1.57%

Alcoa, Inc.                            160,200       5,604
                                                  --------

MULTI-LINE RETAIL 2.56%

Target Corp.                           220,200       9,127
                                                  --------

OFFICE ELECTRONICS 1.83%

Xerox Corp.*                           726,000       6,512
                                                  --------

OIL & GAS 5.12%

Amerada Hess Corp.                      33,000       2,714
Exxon Mobil Corp.                      173,280       6,919
Total Fina Elf SA ADR                  110,600       8,590
                                                  --------
TOTAL                                               18,223
                                                  --------

PAPER & FOREST PRODUCTS 2.55%

Bowater, Inc.                           68,300       3,578
International Paper Co.                127,800       5,508
                                                  --------
TOTAL                                                9,086
                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        5

                                                     VALUE
INVESTMENTS                             SHARES       (000)
----------------------------------------------------------
PERSONAL PRODUCTS 2.19%

Avon Products, Inc.                     49,780    $  2,636
Estee Lauder Cos. Class A               51,000       1,874
Gillette Co.                            93,000       3,308
                                                  --------
TOTAL                                                7,818
                                                  --------

PHARMACEUTICALS 4.66%

Bristol-Myers Squibb Co.                57,900       1,802
Schering-Plough Corp.                  361,100       9,551
Wyeth                                   94,500       5,245
                                                  --------
TOTAL                                               16,598
                                                  --------

ROAD & RAIL 2.38%

CSX Corp.                              126,000       4,334
Union Pacific Corp.                     67,900       4,158
                                                  --------
TOTAL                                                8,492
                                                  --------

SEMICONDUCTOR EQUIPMENT &
  PRODUCTS 0.67%

Flextronics Int'l., Ltd.*               31,500         417
Teradyne, Inc.*                         73,200       1,982
                                                  --------
TOTAL                                                2,399
                                                  --------

SOFTWARE 1.35%

Autodesk, Inc.                          29,780         402
Compuware Corp.*                       211,375       1,558
PeopleSoft, Inc.*                      138,400       2,839
                                                  --------
TOTAL                                                4,799
                                                  --------

SPECIALTY RETAIL 3.36%

RadioShack Corp.                        32,600       1,116
The Gap, Inc.                          128,900       1,878
The Home Depot, Inc.                    85,300       3,556
The Limited, Inc.                      257,700       5,409
                                                  --------
Total                                               11,959
                                                  --------

TEXTILES & APPAREL 1.19%

NIKE, Inc.                              79,300       4,262
                                                  --------
TOTAL COMMON STOCKS 95.95%
 (Cost $318,264,209)                               341,764
                                                  ========

                                      PRINCIPAL
                                         AMOUNT      VALUE
INVESTMENTS                               (000)      (000)
----------------------------------------------------------
SHORT-TERM INVESTMENT 4.70%

REPURCHASE AGREEMENT 4.70%

Repurchase Agreement dated 5/31/2002,
1.75% due 6/3/2002 from State Street
Bank collateralized by $16,960,000
of Federal Farm Credit Bank at 3.01%
due 9/26/2003; value-$17,064,898;
proceeds: $16,728,512
(Cost $16,726,073)                      $16,726   $ 16,726
                                                  --------
TOTAL INVESTMENTS 100.65%
 (Cost $334,990,282)                              $358,490
                                                  ========

*   Non-Income producing security.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)

LORD ABBETT SMALL-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED MAY 31, 2002?

A: For the six months ended May 31, 2002, Lord Abbett Small-Cap Value Fund returned +12.10%,(1) outperforming the Russell 2000(R) Index,(2) which returned 6.5%. PLEASE REFER TO PAGE 8 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund had strong performance during the period, benefiting from improving consumer confidence and other leading indicators that point towards an economy emerging from last year's downturn. Specific stock selection and an underweight position in the financial services, an overweighting in the auto & transportations sectors, and an underweight position in the utilities sector were significant contributors. In the automotive industry, we have focused on high quality suppliers with leading product and market share positions. In financial services, we have focused on strong niche players with strength in geographic markets and specialty financing.

The Fund's performance was negatively impacted by our stock selection in the materials and processing and consumer staples sectors. While our holdings in materials and processing were strong on an absolute basis, they lagged the performance of the sector as a whole. Our overweighting in technology also hurt performance. We continue to closely monitor the fundamentals of our consumer staples holdings to ensure they meet our overall objective of portfolio appreciation and outperformance of the Russell 2000(R) Index.

Q: PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

Moving forward, we believe there is potential for small-cap value stocks to outperform the broader market. While small-cap value stocks have somewhat closed the valuation gap, valuations still remain attractive relative to large-cap stocks.

We continue to manage the portfolio, applying a bottom-up approach and identifying those companies with the most attractive valuations and brightest outlook. As the economy strengthens, we expect to remain overweighted in select economically sensitive sectors such as technology and healthcare and continue to focus on solid, attractively priced companies with strong prospects that can benefit from an improving economy.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: 11.65% 5 YEARS: 13.94% LIFE OF FUND:
16.73% THE CLASS A SHARES WERE FIRST OFFERED ON DECEMBER 13, 1995

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended May 31, 2002.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in small-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus. The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

THIS FUND IS CURRENTLY CLOSED TO NEW INVESTORS.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SMALL-CAP VALUE FUND MAY 31, 2002

                                               VALUE
INVESTMENTS                        SHARES      (000)
----------------------------------------------------
COMMON STOCKS 96.34%

ADVERTISING 0.07%

R.H. Donnelley Corp.*              19,700   $    564
                                            --------

AEROSPACE 0.65%

Moog, Inc. Class A*               173,250      5,275
                                            --------

AIR TRANSPORT 0.98%

Alaska Air Group, Inc.*           285,500      7,951
                                            --------

AUTO PARTS: AFTER MARKET 1.29%

CLARCOR, Inc.                     240,000      7,380
TBC Corp.                         195,300      3,062
                                            --------
TOTAL                                         10,442
                                            --------

AUTO PARTS: ORIGINAL EQUIPMENT
 2.75%

American Axle & Manufacturing
 Holdings, Inc.*                  115,900      3,500
Superior Industries
 Int'l., Inc.*                    410,400     18,780
                                            --------
TOTAL                                         22,280
                                            --------

BANKS 7.63%

Chittenden Corp.                  115,000      3,460
Cullen/Frost Bankers,
 Inc.                             370,000     14,278
Doral Financial Corp.*            590,000     23,624
East-West Bancorp., Inc.          384,900     12,998
Silicon Valley Bancshares*        105,000      3,268
Texas Regional Bancshares          46,700      2,190
Whitney Holding Corp.              55,900      1,992
                                            --------
TOTAL                                         61,810
                                            --------

BEVERAGE: BREWERS (WINERIES)
 0.20%

Constellation Brands, Inc.*       54,000       1,591
                                            --------

BIOTECHNOLOGY RESEARCH &
 PRODUCTION 0.30%

Harvard Bioscience, Inc.          379,600      2,456
                                            --------

BUILDING MATERIALS 1.37%

Hughes Supply, Inc.*              102,200   $  4,062
Simpson Manufacturing
 Co., Inc.*                       111,400      7,018
                                            --------
TOTAL                                         11,080
                                            --------

COMMUNICATIONS TECHNOLOGY 4.17%

CommScope, Inc.*                   77,400      1,097
Harris Corp.*                     165,000      6,222
Symbol Technologies, Inc.*      1,174,100     10,062
Zebra Technologies Corp.
 Class A                          284,200     16,381
                                            --------
TOTAL                                         33,762
                                            --------

COMPUTER SERVICES SOFTWARE
 & SYSTEMS 6.04%

Actuate Corp.*(b)                 914,500      5,258
American Management
 Systems, Inc.*                   180,000      3,760
Aspen Technology, Inc.*(b)        553,400      6,204
Datastream Systems, Inc.          525,000      3,439
Gartner Group, Inc.
 Class A                        1,200,000     13,752
Keane, Inc.*(b)                   138,000      2,004
MSC Software Corp.*               104,100      1,083
NYFIX, Inc.(b)                    711,500      6,759
The Trizetto Group,
 Inc.*(b)                         671,600      6,629
                                            --------
TOTAL                                         48,888
                                            --------

COMPUTER TECHNOLOGY 1.76%

Analogic Corp.                    130,000      5,624
Intergraph Corp.                  350,000      6,073
Performance Technolgies,
 Inc.*                            300,000      2,535
                                            --------
TOTAL                                         14,232
                                            --------

CONSTRUCTION 0.03%

Granite Construction, Inc.*        9,300         215
                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        9

                                               VALUE
INVESTMENTS                        SHARES      (000)
----------------------------------------------------
CONSUMER PRODUCTS 1.26%

Blyth, Inc.*                      275,000   $  7,667
Department 56, Inc.*              142,000      2,556
                                            --------
TOTAL                                         10,223
                                            --------

COPPER 1.13%

Mueller Industries, Inc.*         275,000      9,114
                                            --------

DIVERSIFIED MANUFACTURING 0.18%

Barnes Group, Inc.*                64,100      1,487
OpticNet, Inc.*(a)                 81,550          1
                                            --------
TOTAL                                          1,488
                                            --------

DRUG & GROCERY STORE CHAINS
 1.83%

Casey's General Stores, Inc.      558,900      6,651
Pathmark Stores, Inc.(b)          365,000      8,198
                                            --------
TOTAL                                         14,849
                                            --------

DRUGS & PHARMACEUTICALS 0.60%

Enzo Biochem, Inc.(b)             265,650      4,861
                                            --------

ELECTRICAL EQUIPMENT &
 COMPONENTS 1.95%

Ametek, Inc.*                     160,000      6,042
CTS Corp.*(b)                     611,500      9,723
                                            --------
TOTAL                                         15,765
                                            --------

ELECTRICAL: HOUSEHOLD APPLIANCE
 0.55%

Applica, Inc.                     269,800      2,741
Good Guys, Inc.*(a)               433,200      1,689
                                            --------
TOTAL                                          4,430
                                            --------

ELECTRONICS 1.24%

BEI Technologies, Inc.*           507,900      8,401
Keithley Instruments, Inc.*        87,800      1,608
                                            --------
TOTAL                                         10,009
                                            --------

ELECTRONICS: DISTRIBUTION 1.10%

Scansource, Inc.(b)               135,400      8,946
                                            --------

ELECTRONICS: MEDICAL SYSTEMS
 0.16%

Aspect Medical Systems,
 Inc.*                            261,800   $  1,299
                                            --------

ELECTRONICS: SEMI-CONDUCTORS/
 COMPONENTS 0.21%

Genesis Microchip, Inc.*(b)       102,800      1,688
                                            --------

ELECTRONICS: TECHNOLOGY 0.37%

Trimble Navigation Ltd.*          168,500      3,028
                                            --------

ENGINEERING & CONTRACTING
 SERVICES 1.44%

Jacobs Engineering
 Group, Inc.                      100,000      3,839
Michael Baker Corp.+              503,000      7,786
                                            --------
TOTAL                                         11,625
                                            --------

FINANCIAL: DATA PROCESSING
 SERVICES & SYSTEMS 1.78%

MICROS Systems, Inc.*             500,000     14,460
                                            --------

FINANCIAL: MISCELLANEOUS 3.53%

Financial Federal Corp.(b)        560,000     19,096
Metris Companies, Inc.*(b)        645,000      9,494
                                            --------
TOTAL                                         28,590
                                            --------

FOODS 2.12%

Interstate Bakeries Corp.         309,900      8,395
Smithfield Foods, Inc.*(b)        475,000      8,740
                                            --------
TOTAL                                         17,135
                                            --------

HEALTHCARE FACILITIES 3.64%

Manor Care, Inc.                  742,000     19,218
Renal Care Group, Inc.            305,000     10,282
                                            --------
TOTAL                                         29,500
                                            --------

HEALTHCARE MANAGEMENT SERVICES
 1.60%

Sierra Health Services, Inc.*     689,300     12,924
                                            --------

HOTEL/MOTEL 2.42%

The Marcus Corp.+*              1,350,000     19,575
                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

                                               VALUE
INVESTMENTS                        SHARES      (000)
----------------------------------------------------
HOUSEHOLD FURNISHINGS 0.72%

Libbey, Inc.*                      80,000   $  2,768
Stanley Furniture Co., Inc.        75,700      2,407
The Bombay Co., Inc.              139,100        694
                                            --------
TOTAL                                          5,869
                                            --------

IDENTIFICATION CONTROL & FILTER
 DEVICES 3.25%

Donaldson Co., Inc.*               18,000        711
ESCO Technologies, Inc.*          190,000      6,747
Flowserve Corp.                   275,000      8,792
IDEX Corp.*                        62,000      2,350
Robbins & Myers, Inc.(b)          319,700      7,708
                                            --------
TOTAL                                         26,308
                                            --------

INSURANCE: MULTI-LINE 1.29%

Markel Corp.                       50,000     10,458
                                            --------

INSURANCE: PROPERTY-CASUALTY
 1.52%

Odyssey Re Holdings Corp.*        650,000     12,350
                                            --------

LEISURE TIME 0.08%

K2, Inc.*                          78,900        659
                                            --------

MACHINERY: INDUSTRIAL/SPECIALTY
 1.95%

Nordson Corp.*                    144,200      4,104
Regal Beloit Corp.                 87,300      2,200
Tennant Co.                       238,800      9,492
                                            --------
TOTAL                                         15,796
                                            --------

MACHINERY: OIL WELL EQUIPMENT &
 SERVICES 0.58%

Universal Compression
 Holdings, Inc.*(b)               215,000      4,698
                                            --------

MATERIALS & PROCESSING:
 MISCELLANEOUS 2.50%

Rogers Corp.                      660,000     20,229
                                            --------

MEDICAL & DENTAL INSTRUMENTS &
 SUPPLIES 1.54%

ICU Medical, Inc.                  98,950   $  3,446
Invacare Corp.*                    37,000      1,397
STERIS Corp.*                     360,000      7,614
                                            --------
TOTAL                                         12,457
                                            --------

METAL FRABRICATING 0.95%

Maverick Tube Corp.*              495,000      7,673
                                            --------

MULTI-SECTOR COMPANIES 0.70%

Teleflex, Inc.*                    98,900      5,682
                                            --------

OFFSHORE DRILLING 1.26%

Pride International, Inc.*        525,000     10,185
                                            --------

OIL: CRUDE PRODUCERS 1.38%

Forest Oil Corp.*                 140,000      4,096
Magnum Hunter
 Resources, Inc.                   65,200        494
Patina Oil & GAS CORP.*            66,200      2,363
Stone Energy Corp.*               103,379      4,254
                                            --------
TOTAL                                         11,207
                                            --------

PAINTS & COATINGS 1.34%

Ferro Corp.*                       22,400        658
Valspar Corp.*(b)                 216,700     10,163
                                            --------
TOTAL                                         10,821
                                            --------

PLASTICS 0.44%

Spartech Corp.*                   142,000      3,593
                                            --------

PRODUCTION TECHNOLOGY EQUIPMENT
 0.14%

August Technology Corp.*           90,000      1,099
                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

                                               VALUE
INVESTMENTS                        SHARES      (000)
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
 4.29%

Glenborough Realty
 Trust, Inc.*                     380,000   $  8,550
Mack-Cali Realty Corp.*           280,000      9,752
Prentiss Properties Trust         200,000      6,410
SL Green Realty Corp.(b)          280,000     10,024
                                            --------
TOTAL                                         34,736
                                            --------

RENTAL & LEASING SERVICES:
 COMMERCIAL 1.17%

GATX Corp.*(b)                    295,300      9,435
                                            --------

RESTAURANTS 2.37%

Buca, Inc.*(b)                    410,500      7,311
O'Charleys, Inc.*                  78,300      1,799
Outback Steakhouse, Inc.*         255,000     10,106
                                            --------
TOTAL                                         19,216
                                            --------

RETAIL 4.19%

Barnes & Noble, Inc.*(b)          270,000      8,308
Borders Group*                    460,000      9,586
Gamestop Corp.*                   119,100      2,881
Russ Berrie & Co., Inc.*          250,000      8,543
The Gymboree Corp.                283,700      4,653
                                            --------
TOTAL                                         33,971
                                            --------

SAVINGS & LOAN 1.09%

Webster Financial Corp.           225,000      8,861
                                            --------

SERVICES: COMMERCIAL 0.67%

Labor Ready, Inc.*                103,000        915
Tetra Tech, Inc.*                 310,400      4,491
                                            --------
TOTAL                                          5,406
                                            --------

SHIPPING 0.70%

Kirby Corp.                       206,200      5,629
                                            --------

SHOES 1.78%

Genesco, Inc.*(b)                 405,000   $  9,566
Kenneth Cole Productions,
 Inc.(b)                          185,000      4,888
                                            --------
TOTAL                                         14,454
                                            --------

SOAPS & HOUSEHOLD CHEMICALS
 0.20%

Church & Dwight Co., Inc.          47,000      1,634
                                            --------

TELECOMMUNICATIONS EQUIPMENT
 0.03%

C-Cor.Net Corp.*                   28,300        248
                                            --------

TEXTILES APPAREL MANUFACTURERS
 1.52%

Phillips-Van Heusen Corp.         373,400      5,862
Russell Corp.                     350,000      6,468
                                            --------
TOTAL                                         12,330
                                            --------

TIRES & RUBBER 1.61%

Cooper Tire & Rubber Co.*         571,800     13,060
                                            --------

TRUCKERS 1.62%

Roadway Corp.*                    120,000      3,842
Swift Transportation
 Co., Inc.                        442,800      9,281
                                            --------
TOTAL                                         13,123
                                            --------

WHOLESALERS 1.11%

MSC Industrial Direct Co.         310,000      5,766
United Stationers, Inc.*           85,000      3,234
                                            --------
TOTAL                                          9,000
                                            --------
TOTAL COMMON STOCKS
 (Cost $641,079,324)                         780,242
                                            ========

WARRANTS 0.03%

ELECTRICAL: HOUSEHOLD APPLIANCE
 0.03%

Good Guys, Inc. expiring
 8/19/2002 (Cost $22,132)         387,500        208
                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       12

                                 PRINCIPAL
                                    AMOUNT       VALUE
INVESTMENTS                          (000)       (000)
-----------------------------------------------------
SHORT-TERM INVESTMENT 3.24%

REPURCHASE AGREEMENT 3.24%

Repurchase Agreement
dated 5/31/2002,1.75%
due 6/3/2002 from
State Street Bank
collateralized by
$25,780,000 of Federal
National Mortage Assoc.
at 5.125% due 1/13/2003;
value-$26,761,780;
proceeds: $26,236,883
(Cost $26,233,058)            $ 26,233,058   $  26,233
                                             ---------
TOTAL INVESTMENTS 99.61%
 (Cost $667,334,514)                         $ 806,683
                                             =========

    *   Non-Income producing security.
   (a)  Security value at fair value - See Note 2
   (b)  Security (or a portion of security) on loan.
    + Affiliated issuer (holding represent 5% or more of the outstanding voting shares.)

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2002

                                                               LARGE-CAP          SMALL-CAP
                                                           RESEARCH FUND         VALUE FUND
ASSETS:
   Investments in securities, at cost                      $ 334,990,282       $667,334,514
-------------------------------------------------------------------------------------------
   Investments in securities, at value                     $ 358,490,050       $806,683,270
   Market value of collateral for securities loaned                    -         88,808,701
   Receivables:
     Interest and dividends                                      685,041            325,847
     Investment securities sold                               16,527,682         31,726,915
     Capital shares sold                                         959,239            874,352
   Prepaid expenses and other assets                              69,685             21,105
-------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              376,731,697        928,440,190
-------------------------------------------------------------------------------------------
LIABILITIES:
   Securities lending collateral                                       -         88,808,701
   Payables:
     Investment securities purchased                          19,438,584         27,395,006
     Capital shares reacquired                                   383,666          1,025,070
     Management fees                                             244,564            558,386
     12b-1 distribution fees                                     194,294            443,534
     Directors' fees                                              10,917             33,667
     To affiliate                                                      -             96,223
   Accrued expenses                                              283,373            226,195
-------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          20,555,398        118,586,782
===========================================================================================
NET ASSETS                                                 $ 356,176,299       $809,853,408
===========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                              330,215,774        598,609,783
Accumulated net investment loss                                 (201,786)        (2,826,165)
Accumulated net realized gain on investments                   2,662,543         74,721,034
Net unrealized appreciation on investments                    23,499,768        139,348,756
-------------------------------------------------------------------------------------------
NET ASSETS                                                 $ 356,176,299       $809,853,408
===========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $ 233,664,181       $422,781,407
Class B Shares                                             $  83,483,891       $193,642,502
Class C Shares                                             $  38,977,142       $ 88,022,506
Class P Shares                                             $    1,199.63       $ 11,254,989
Class Y Shares                                             $      49,885       $ 94,152,004

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                 9,706,521         18,086,934
Class B Shares                                                 3,552,158          8,590,463
Class C Shares                                                 1,653,547          3,903,779
Class P Shares                                                    49.617            481,752
Class Y Shares                                                     2,080          3,966,560

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $       24.07       $      23.37
Class A Shares-Maximum offering price
 (Net asset value plus sales charge of 5.75%)              $       25.54       $      24.80
Class B Shares-Net asset value                             $       23.50       $      22.54
Class C Shares-Net asset value                             $       23.57       $      22.55
Class P Shares-Net asset value                             $       24.18       $      23.36
Class Y Shares-Net asset value                             $       23.98       $      23.74
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2002

                                                               LARGE-CAP          SMALL-CAP
                                                           RESEARCH FUND         VALUE FUND
INVESTMENT INCOME:
Dividends                                                  $   2,645,155       $  2,815,280
Interest                                                         114,952            388,069
Foreign withholding tax                                          (34,876)           (15,131)
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        2,725,231          3,188,218
-------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                1,372,698          3,018,372
12b-1 distribution plan-Class A                                  464,584            831,461
12b-1 distribution plan-Class B                                  431,587            971,753
12b-1 distribution plan-Class C                                  130,159            329,210
12b-1 distribution plan-Class P                                        3             15,372
Shareholder servicing                                            409,950            510,346
Registration                                                      22,293             19,655
Professional                                                      18,476             34,857
Reports to shareholders                                           18,286             44,823
Fund administration                                               17,645             26,749
Custody                                                           13,888             28,735
Directors' fees                                                    5,948             10,571
Subsidy (see Note 3)                                                   -            106,542
Other                                                              6,342             13,772
-------------------------------------------------------------------------------------------
Gross expenses                                                 2,911,859          5,962,218
  Expense reductions                                                (752)            (3,001)
-------------------------------------------------------------------------------------------
NET EXPENSES                                                   2,911,107          5,959,217
-------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                             (185,876)        (2,770,999)
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                               3,992,073         75,113,382
Net change in unrealized appreciation/depreciation on
  investments                                                (11,978,146)        16,889,914
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       (7,986,073)        92,003,296
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $  (8,171,949)      $ 89,232,297
===========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended May 31, 2002

                                                               LARGE-CAP          SMALL-CAP
INCREASE (DECREASE) IN NET ASSETS                          RESEARCH FUND         VALUE FUND
OPERATIONS:
Net investment loss                                        $    (185,876)      $ (2,770,999)
Net realized gain on investments                               3,992,073         75,113,382
Net change in unrealized appreciation/depreciation
  on investments                                             (11,978,146)        16,889,914
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                              (8,171,949)        89,232,297
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                     (1,436,315)       (21,061,010)
  Class B                                                       (530,281)       (10,041,569)
  Class C                                                       (232,679)        (4,478,517)
  Class P                                                             (8)          (223,803)
  Class Y                                                             (7)        (3,995,572)
-------------------------------------------------------------------------------------------
Total distributions to shareholders                           (2,199,290)       (39,800,471)
===========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             41,565,551         94,207,859
Reinvestment of distributions                                  1,875,757         25,567,955
Cost of shares reacquired                                    (33,588,629)       (97,299,813)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                    9,852,679         22,476,001
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                           (518,560)        71,907,827
===========================================================================================
NET ASSETS:
Beginning of period                                          356,694,859        737,945,581
-------------------------------------------------------------------------------------------
END OF PERIOD                                              $ 356,176,299       $809,853,408
===========================================================================================
ACCUMULATED NET INVESTMENT LOSS                            $    (201,786)      $ (2,826,165)
===========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2001

                                                               LARGE-CAP          SMALL-CAP
INCREASE IN NET ASSETS                                     RESEARCH FUND         VALUE FUND
OPERATIONS:
Net investment loss                                        $      (4,443)      $ (5,546,794)
Net realized gain on investments                                 869,760         39,572,146
Net change in unrealized appreciation/depreciation
 on investments                                              (16,762,413)        46,489,746
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                             (15,897,096)        80,515,098
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                       (639,604)                 -
  Class P                                                             (4)                 -
  Class Y                                                             (8)                 -
Net realized gain
  Class A                                                     (6,765,423)        (6,885,763)
  Class B                                                     (2,759,515)        (3,970,666)
  Class C                                                       (932,251)        (1,326,510)
  Class P                                                            (43)               (34)
  Class Y                                                            (43)        (1,800,190)
-------------------------------------------------------------------------------------------
Total distributions to shareholders                          (11,096,891)       (13,983,163)
===========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                            125,457,074        268,795,425
Reinvestment of distributions                                 10,734,997         13,422,968
Cost of shares reacquired                                    (59,491,199)      (160,892,883)
-------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share transactions                    76,700,872        121,325,510
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                    49,706,885        187,857,445
===========================================================================================
NET ASSETS:
Beginning of year                                            306,987,974        550,088,136
-------------------------------------------------------------------------------------------
END OF YEAR                                                $ 356,694,859       $737,945,581
===========================================================================================
Accumulated net investment loss                            $     (15,910)      $    (55,166)
===========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30
                                       5/31/2002 ---------------------------------------------------------------------------
                                      (UNAUDITED)         2001           2000           1999           1998           1997
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE,
 BEGINNING OF PERIOD                  $     24.75       $  26.83       $  25.32       $  21.91       $  20.08       $  17.86
                                      ===========       ========       ========       ========       ========       ========
Investment operations
  Net investment income                       .01(a)         .06(a)         .11(a)         .08(a)         .15(a)         .08(a)
  Net realized and
    unrealized gain (loss)                   (.54)         (1.14)          2.74           3.60           2.45           3.21
                                      -----------       --------       --------       --------       --------       --------
    Total from investment
     operations                              (.53)         (1.08)          2.85           3.68           2.60           3.29
                                      -----------       --------       --------       --------       --------       --------
Distributions to shareholders from:
  Net investment income                         -           (.09)          (.03)          (.10)          (.06)          (.12)
  Net realized gain                          (.15)          (.91)         (1.31)          (.17)          (.71)          (.95)
                                      -----------       --------       --------       --------       --------       --------
    Total distributions                      (.15)         (1.00)         (1.34)          (.27)          (.77)         (1.07)
                                      -----------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD        $     24.07       $  24.75       $  26.83       $  25.32       $  21.91       $  20.08
                                      ===========       ========       ========       ========       ========       ========
Total Return(b)                             (2.14)%(c)     (4.26)%        11.75%         16.99%         13.45%         19.87%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                .71%(c)       1.45%          1.54%          1.43%          1.24%          1.52%
  Expenses, excluding expense
    reductions                                .71%(c)       1.45%          1.54%          1.43%          1.24%          1.52%
  Net investment income                       .04%(c)        .22%           .46%           .33%           .74%           .42%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 11/30
                                       5/31/2002 ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2001           2000           1999           1998           1997
============================================================================================================================
Net assets, end of period (000)       $   233,664     $  234,533     $  200,064     $  169,844     $  100,701      $  49,048

Portfolio turnover rate                     42.39%         81.79%         74.72%         60.59%         99.14%         30.81%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 11/30
                                       5/31/2002 ---------------------------------------------------------------------------
                                      (UNAUDITED)         2001           2000           1999           1998           1997
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.25       $  26.37       $  25.03       $  21.71       $  20.00        $ 17.83
                                      ===========       ========       ========       ========       ========        =======
Investment operations
  Net investment loss                        (.07)(a)       (.10)(a)       (.04)(a)       (.09)(a)       (.00)(a)(e)    (.06)(a)
  Net realized and
    unrealized gain (loss)                   (.53)         (1.11)          2.69           3.58           2.42           3.20
                                      -----------       --------       --------       --------       --------        -------
    Total from investment
      operations                             (.60)         (1.21)          2.65           3.49           2.42           3.14
                                      -----------       --------       --------       --------       --------        -------
Distributions to shareholders from:
  Net investment income                         -              -              -              -              -           (.02)
  Net realized gain                          (.15)          (.91)         (1.31)          (.17)          (.71)          (.95)
                                      -----------       --------       --------       --------       --------        -------
    Total distributions                      (.15)          (.91)         (1.31)          (.17)          (.71)          (.97)
                                      -----------       --------       --------       --------       --------        -------
NET ASSET VALUE, END OF PERIOD        $     23.50       $  24.25       $  26.37       $  25.03       $  21.71        $ 20.00
                                      ===========       ========       ========       ========       ========        =======

Total Return(b)                             (2.48)%(c)     (4.81)%        11.04%         16.21%         12.56%         18.92%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                               1.02%(c)       2.07%          2.15%          2.11%          2.00%          2.28%
  Expenses, excluding expense
    reductions                               1.02%(c)       2.07%          2.15%          2.11%          2.00%          2.28%
  Net investment loss                        (.27)%(c)      (.39)%         (.16)%         (.35)%         (.01)%         (.34)%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 11/30
                                       5/31/2002 ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2001           2000           1999           1998           1997
============================================================================================================================
Net assets, end of period (000)       $    83,484      $  85,011      $  79,968      $  68,590      $  34,744      $  19,139

Portfolio turnover rate                     42.39%         81.79%         74.72%         60.59%         99.14%         30.81%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 11/30                          4/1/1997(d)
                                       5/31/2002 ------------------------------------------------------------         TO
                                      (UNAUDITED)         2001           2000           1999           1998       11/30/1997
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.27       $  26.41       $  25.05       $  21.73       $  20.01       $  16.90
                                      ===========       ========       ========       ========       ========       ========
Investment operations
  Net investment loss                        (.02)(a)       (.11)(a)       (.03)(a)       (.09)(a)       (.01)(a)       (.07)(a)
  Net realized and
    unrealized gain (loss)                   (.53)         (1.12)          2.70           3.58           2.44           3.18
                                      -----------       --------       --------       --------       --------       --------
    Total from investment
     operations                              (.55)         (1.23)          2.67           3.49           2.43           3.11
                                      -----------       --------       --------       --------       --------       --------
Distributions to shareholders from
  net realized gain                          (.15)          (.91)         (1.31)          (.17)          (.71)             -
                                      -----------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD        $     23.57       $  24.27       $  26.41       $  25.05       $  21.73       $  20.01
                                      ===========       ========       ========       ========       ========       ========

Total Return(b)                             (2.27)%(c)     (4.88)%        11.12%         16.20%         12.61%         18.40%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                .85%(c)       2.10%          2.15%          2.11%          2.00%          1.54%(c)
  Expenses, excluding expense
    reductions                                .85%(c)       2.10%          2.15%          2.11%          2.00%          1.54%(c)
  Net investment loss                        (.10)%(c)      (.43)%         (.14)%         (.35)%         (.04)%         (.37)%(c)

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 11/30                         4/1/1997(d)
                                       5/31/2002 ------------------------------------------------------------         TO
SUPPLEMENTAL DATA:                    (UNAUDITED)         2001           2000           1999           1998      11/30/1997
============================================================================================================================
Net assets, end of period (000)       $    38,977      $  37,149      $  26,954      $  17,567       $  7,708       $  1,609
Portfolio turnover rate                     42.39%         81.79%         74.72%         60.59%         99.14%         30.81%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       20

                                             SIX MONTHS
                                               ENDED            YEAR ENDED 11/30      4/28/1999(d)
                                              5/31/2002       --------------------        TO
                                             (UNAUDITED)        2001        2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      24.87      $  26.92    $  25.36    $      25.09
                                            ============      ========    ========    ============
Investment operations
  Net investment income                                -(e)        .07(a)      .10(a)          .09(a)
  Net realized and unrealized gain (loss)           (.54)        (1.13)       2.78             .21
                                            ------------      --------    --------    ------------
    Total from investment operations                (.54)        (1.06)       2.88             .30
                                            ------------      --------    --------    ------------
Distributions to shareholders from:
  Net investment income                                -          (.08)       (.01)           (.03)
  Net realized gain                                 (.15)         (.91)      (1.31)              -
                                            ------------      --------    --------    ------------
    Total distributions                             (.15)         (.99)      (1.32)           (.03)
                                            ------------      --------    --------    ------------
NET ASSET VALUE, END OF PERIOD              $      24.18      $  24.87    $  26.92    $      25.36
                                            ============      ========    ========    ============

Total Return(b)                                    (2.17)%(c)    (4.16)%     11.84%           1.20%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .75%(c)      1.52%       1.60%            .92%(c)
  Expenses, excluding expense reductions             .75%(c)      1.52%       1.60%            .92%(c)
  Net investment income                              .01%(c)       .27%        .40%            .34%(c)

                                             SIX MONTHS
                                               ENDED            YEAR ENDED 11/30      4/28/1999(d)
                                              5/31/2002       --------------------        TO
SUPPLEMENTAL DATA:                           (UNAUDITED)        2001        2000      11/30/1999
==================================================================================================
Net assets, end of period (000)             $          1      $      1    $      1    $          1
Portfolio turnover rate                            42.39%        81.79%      74.72%          60.59%
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       21

                                             SIX MONTHS
                                               ENDED            YEAR ENDED 11/30       5/4/1999(d)
                                              5/31/2002       --------------------         TO
                                             (UNAUDITED)        2001        2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      24.61      $  26.74    $  25.30    $      25.21
                                            ============      ========    ========    ============
Investment operations
  Net investment income                              .06(a)        .08(a)      .22(a)          .04(a)
  Net realized and unrealized gain (loss)           (.54)        (1.12)       2.64             .09
                                            ------------      --------    --------    ------------
    Total from investment operations                (.48)        (1.04)       2.86             .13
                                            ------------      --------    --------    ------------
Distributions to shareholders from:
  Net investment income                                -          (.18)       (.11)           (.04)
  Net realized gain                                 (.15)         (.91)      (1.31)              -
                                            ------------      --------    --------    ------------
    Total distributions                             (.15)        (1.09)      (1.42)           (.04)
                                            ------------      --------    --------    ------------
NET ASSET VALUE, END OF PERIOD              $      23.98      $  24.61    $  26.74    $      25.30
                                            ============      ========    ========    ============

Total Return(b)                                    (1.95)%(c)    (4.14)%     11.82%            .52%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .52%(c)      1.07%       1.15%            .63%(c)
  Expenses, excluding expense reductions             .52%(c)      1.07%       1.15%            .63%(c)
  Net investment income                              .24%(c)       .32%        .85%            .15%(c)

                                             SIX MONTHS
                                               ENDED            YEAR ENDED 11/30      5/4/1999(d)
                                              5/31/2002       --------------------        TO
SUPPLEMENTAL DATA:                           (UNAUDITED)        2001        2000       11/30/1999
==================================================================================================
Net assets, end of period (000)             $         50      $      1    $      1    $          1
Portfolio turnover rate                            42.39%        81.79%      74.72%          60.59%
==================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of offering of class shares.
(e) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                             SIX MONTHS
                                               ENDED                                YEAR ENDED 11/30
                                              5/31/2002       -----------------------------------------------------------
                                             (UNAUDITED)        2001         2000         1999         1998        1997
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      22.02      $  19.60     $  15.63     $  14.36     $  16.56     $ 12.01
                                            ============      ========     ========     ========     ========     =======
Investment operations
  Net investment income (loss)                      (.06)(a)      (.13)(a)     (.19)(a)     (.12)(a)     (.06)(a)     .02(a)
  Net realized and unrealized gain (loss)           2.59          3.04         4.16         1.39        (1.85)       4.53
                                            ------------      --------     --------     --------     --------     -------
    Total from investment operations                2.53          2.91         3.97         1.27        (1.91)       4.55
                                            ------------      --------     --------     --------     --------     -------
Distributions to shareholders from
  net realized gain                                (1.18)         (.49)           -            -         (.29)          -
                                            ------------      --------     --------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD              $      23.37      $  22.02     $  19.60     $  15.63     $  14.36     $ 16.56
                                            ============      ========     ========     ========     ========     =======

Total Return(b)                                    12.10%(c)     15.12%       25.40%        8.84%      (11.71)%     37.89%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .68%(c)      1.43%        1.60%        1.52%        1.28%       1.17%
  Expenses, excluding expense reductions             .68%(c)      1.44%        1.60%        1.52%        1.28%       1.17%
  Net investment income (loss)                      (.28)%(c)     (.60)%      (1.04)%       (.80)%       (.37)%       .10%

                                             SIX MONTHS
                                                ENDED                           YEAR ENDED 11/30
                                              5/31/2002    ---------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)     2001         2000       1999        1998        1997
====================================================================================================================
Net assets, end of period (000)             $    422,781   $ 394,443   $ 275,010   $ 209,516   $ 218,730   $ 201,863
Portfolio turnover rate                            36.96%      64.76%      76.21%      83.93%      67.86%      45.24%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       23

                                             SIX MONTHS
                                               ENDED                                YEAR ENDED 11/30
                                              5/31/2002       -----------------------------------------------------------
                                             (UNAUDITED)        2001         2000         1999         1998        1997
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      21.33      $  19.13     $  15.34     $  14.20     $  16.44     $ 12.00
                                            ============      ========     ========     ========     ========     =======
Investment operations
  Net investment loss                               (.13)(a)      (.26)(a)     (.29)(a)     (.22)(a)     (.17)(a)    (.09)(a)
  Net realized and unrealized gain (loss)           2.52          2.95         4.08         1.36        (1.82)       4.53
                                            ------------      --------     --------     --------     --------     -------
    Total from investment operations                2.39          2.69         3.79         1.14        (1.99)       4.44
                                            ------------      --------     --------     --------     --------     -------
Distributions to shareholders from
  net realized gain                                (1.18)         (.49)           -            -         (.25)          -
                                            ------------      --------     --------     --------     --------     -------
NET ASSET VALUE, END OF YEAR                $      22.54      $  21.33     $  19.13     $  15.34     $  14.20     $ 16.44
                                            ============      ========     ========     ========     ========     =======

Total Return(b)                                    11.82%(c)     14.33%       24.71%        8.03%      (12.27)%     37.00%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .98%(c)      2.05%        2.23%        2.19%        2.00%       1.86%
  Expenses, excluding expense reductions             .98%(c)      2.06%        2.23%        2.19%        2.00%       1.86%
  Net investment loss                               (.58)%(c)    (1.22)%      (1.67)%      (1.48)%      (1.09)%      (.56)%

                                             SIX MONTHS
                                                ENDED                           YEAR ENDED 11/30
                                              5/31/2002    ---------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)     2001         2000       1999        1998        1997
====================================================================================================================
Net assets, end of period (000)             $    193,643   $ 182,555   $ 153,894   $ 155,495   $ 198,068   $ 182,788
Portfolio turnover rate                            36.96%      64.76%      76.21%      83.93%      67.86%      45.24%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       24

                                             SIX MONTHS
                                                ENDED                          YEAR ENDED 11/30                   4/1/1997(d)
                                              5/31/2002       -----------------------------------------------         TO
                                             (UNAUDITED)        2001         2000         1999         1998       11/30/1997
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      21.31      $  19.13     $  15.34     $  14.20     $  16.44     $     12.81
                                            ============      ========     ========     ========     ========     ===========

Investment operations
  Net investment loss                               (.10)(a)      (.28)(a)     (.29)(a)     (.22)(a)     (.17)(a)        (.05)(a)
  Net realized and unrealized gain (loss)           2.52          2.95         4.08         1.36        (1.82)           3.68
                                            ------------      --------     --------     --------     --------     -----------
    Total from investment operations                2.42          2.67         3.79         1.14        (1.99)           3.63
                                            ------------      --------     --------     --------     --------     -----------
Distributions to shareholders from
  net realized gain                                (1.18)         (.49)           -            -         (.25)              -
                                            ------------      --------     --------     --------     --------     -----------
NET ASSET VALUE, END OF PERIOD              $      22.55      $  21.31     $  19.13     $  15.34     $  14.20     $     16.44
                                            ============      ========     ========     ========     ========     ===========

Total Return(b)                                    11.98%(c)     14.22%       24.71%        8.03%      (12.27)%         28.34%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .86%(c)      2.16%        2.23%        2.19%        2.00%           1.25%(c)
  Expenses, excluding expense reductions             .86%(c)      2.17%        2.23%        2.19%        2.00%           1.25%(c)
  Net investment loss                               (.46)%(c)    (1.32)%      (1.67)%      (1.48)%      (1.09)%          (.30)%(c)

                                             SIX MONTHS
                                                ENDED                           YEAR ENDED 11/30           4/1/1997(d)
                                              5/31/2002    ---------------------------------------------       TO
SUPPLEMENTAL DATA:                           (UNAUDITED)     2001         2000       1999        1998      11/30/1997
======================================================================================================================
Net assets, end of period (000)             $     88,023   $  81,396   $  51,061   $  45,929   $  62,902   $    51,125
Portfolio turnover rate                            36.96%      64.76%      76.21%      83.93%      67.86%        45.24%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       25

                                             SIX MONTHS
                                                ENDED           YEAR ENDED 11/30        6/23/1999(d)
                                              5/31/2002       ---------------------         TO
                                             (UNAUDITED)        2001         2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      22.01      $  19.61     $  15.63     $      16.41
                                            ============      ========     ========     ============
Investment operations
  Net investment loss                               (.07)(a)      (.14)(a)     (.20)(a)         (.06)(a)
  Net realized and unrealized gain (loss)           2.60          3.03         4.18             (.72)
                                            ------------      --------     --------     ------------
    Total from investment operations                2.53          2.89         3.98             (.78)
                                            ------------      --------     --------     ------------
Distributions to shareholders from
  net realized gain                                (1.18)         (.49)           -                -
                                            ------------      --------     --------     ------------
NET ASSET VALUE, END OF PERIOD              $      23.36      $  22.01     $  19.61     $      15.63
                                            ============      ========     ========     ============

Total Return(b)                                    12.11%(c)     15.01%       25.46%           (4.75)%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .71%(c)      1.50%        1.68%             .72%(c)
  Expenses, excluding expense reductions             .71%(c)      1.51%        1.68%             .72%(c)
  Net investment loss                               (.30)%(c)     (.66)%      (1.00)%           (.41)%(c)

                                             SIX MONTHS
                                                ENDED           YEAR ENDED 11/30        6/23/1999(d)
                                              5/31/2002       ---------------------          TO
SUPPLEMENTAL DATA:                           (UNAUDITED)        2001         2000        11/30/1999
====================================================================================================
Net assets, end of period (000)             $     11,255      $  4,150     $      1     $          1
Portfolio turnover rate                            36.96%        64.76%       76.21%           83.93%
====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       26

                                             SIX MONTHS
                                                ENDED                   YEAR ENDED 11/30             12/30/1997(d)
                                              5/31/2002       ----------------------------------         TO
                                             (UNAUDITED)        2001         2000         1999        11/30/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD        $      22.30      $  19.77     $  15.71     $  14.40     $       16.34
                                            ============      ========     ========     ========     =============
Investment operations
  Net investment loss                               (.02)(a)      (.05)(a)     (.12)(a)     (.07)(a)          (.01)(a)
  Net realized and unrealized gain (loss)
     on investments                                 2.64          3.07         4.18         1.38             (1.93)
                                            ------------      --------     --------     --------     -------------
     Total from investment operations               2.62          3.02         4.06         1.31             (1.94)
                                            ------------      --------     --------     --------     -------------
Distributions to shareholders from
  net realized gain                                (1.18)         (.49)           -            -                 -
                                            ------------      --------     --------     --------     -------------
NET ASSET VALUE, END OF PERIOD              $      23.74      $  22.30     $  19.77     $  15.71     $       14.40
                                            ============      ========     ========     ========     =============

Total Return(b)                                    12.37%(c)     15.56%       25.84%        9.10%           (11.87)%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions             .48%(c)      1.05%        1.23%        1.19%              .96%(c)
  Expenses, excluding expense reductions             .48%(c)      1.06%        1.23%        1.19%              .96%(c)
  Net investment loss                               (.08)%(c)     (.24)%       (.67)%       (.47)%            (.05)%(c)

                                             SIX MONTHS
                                                ENDED                YEAR ENDED 11/30          12/30/1997(d)
                                              5/31/2002    ---------------------------------       TO
SUPPLEMENTAL DATA:                           (UNAUDITED)     2001         2000        1999      11/30/1998
===========================================================================================================
Net assets, end of period (000)             $     94,151   $  75,402   $  70,122   $  49,608   $     35,679
Portfolio turnover rate                            36.96%      64.76%      76.21%      83.93%         67.86%
===========================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of offering of class shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 6, 1992. The Company consists of four separate portfolios ("Funds"). This report covers the following two Funds: Large-Cap Series ("Large-Cap Research Fund") and Small-Cap Value Series ("Small-Cap Value Fund"). Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Plans.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Funds with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at an annual rate of .75%.

12b-1 PLANS
Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                      CLASS A          CLASS B        CLASS C        CLASS P
-------------------------------------------------------------------------------
Service                    .25%             .25%           .25%           .20%
Distribution               .10%(1)(2)       .75%           .75%           .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, each Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y of each Fund does not have a distribution plan.

Small-Cap Value Fund along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Fund of Lord Abbett Securities Trust pursuant to which the Underlying Fund will pay a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Fund shares owned by the Alpha Fund.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended May 31, 2002:

                                                    DISTRIBUTOR          DEALERS
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                             $   104,508      $   560,435
SMALL-CAP VALUE FUND                                     20,295          121,969

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income, if any, are declared and distributed at least annually for Large-Cap Research Fund and Small-Cap Value Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the six months ended May 31, 2002 and the fiscal year ended November 30, 2001 is as follows:

                                 LARGE-CAP RESEARCH FUND      SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------------
                                 5/31/2002    11/30/2001     5/31/2002     11/30/2001
-------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                            $   707,606
  Net long-term capital gains   $2,199,290    10,389,285   $39,800,471    $13,983,163
-------------------------------------------------------------------------------------
Total taxable distributions     $2,199,290   $11,096,891   $39,800,471    $13,983,163
=====================================================================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of May 31, 2002, the value of securities loaned for Small-Cap Value Fund was $85,713,142. These loans were collateralized by cash of $88,808,701, which is invested in a restricted money market account. Income from securities lending of $89,895 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002 are as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                            $181,263,778     $151,406,626
SMALL-CAP VALUE FUND                                290,886,064      301,631,163

As of May 31, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                                 GROSS           GROSS            NET
                                            UNREALIZED      UNREALIZED     UNREALIZED
                              TAX COST    APPRECIATION    DEPRECIATION   APPRECIATION
-------------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND   $336,318,287   $  36,866,572   $ (14,694,809)  $ 22,171,763
SMALL-CAP VALUE FUND       667,722,339     162,906,533     (23,945,602)   138,960,931

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6.  DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.  LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2002, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.  TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Fund had the following transactions during the period with companies that are affiliates:

                       BALANCE OF                            BALANCE OF         VALUE   REALIZED GAIN   DIVIDEND INCOME
                      SHARES HELD       GROSS       GROSS   SHARES HELD            AT         12/1/01           12/1/01
AFFILIATES               11/30/01   ADDITIONS       SALES    AT 5/31/02       5/31/02      TO 5/31/02        TO 5/31/02
-----------------------------------------------------------------------------------------------------------------------
Michael Baker Corp.       511,500           -       8,500       503,000   $ 7,786,440       $ 138,816                 -
The Marcus Corp.        1,366,500           -      16,500     1,350,000    19,575,000          96,584         $ 150,106

10. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for Large-Cap Research Fund and Small-Cap Value Fund, respectively designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap Research Fund; and 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.
LARGE-CAP RESEARCH FUND

                                        SIX MONTHS ENDED                  YEAR ENDED
                                MAY 31, 2002 (UNAUDITED)           NOVEMBER 30, 2001
------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES         AMOUNT       SHARES         AMOUNT
--------------------------------------------------------   -------------------------
Shares sold                     1,064,029   $ 26,357,164    3,339,069   $ 85,250,582
Reinvestment of distributions      55,216      1,340,104      275,573      7,236,553
Shares reacquired                (887,600)   (21,998,069)  (1,597,009)   (41,230,559)
--------------------------------------------------------   -------------------------
Increase                          231,645   $  5,699,199    2,017,633   $ 51,256,576
--------------------------------------------------------   -------------------------

CLASS B SHARES
--------------------------------------------------------   -------------------------
Shares sold                       330,389   $  8,017,923      857,440   $ 21,824,368
Reinvestment of distributions      16,877        400,997      100,460      2,599,894
Shares reacquired                (301,417)    (7,297,095)    (484,248)   (12,132,398)
--------------------------------------------------------   -------------------------
Increase                           45,849   $  1,121,825      473,652   $ 12,291,864
--------------------------------------------------------   -------------------------

CLASS C SHARES
--------------------------------------------------------   -------------------------
Shares sold                       294,639   $  7,140,365      721,217   $ 18,382,124
Reinvestment of distributions       5,660        134,649       34,662        898,456
Shares reacquired                (177,077)    (4,293,465)    (246,194)    (6,128,242)
--------------------------------------------------------   -------------------------
Increase                          123,222   $  2,981,549      509,685   $ 13,152,338
--------------------------------------------------------   -------------------------

CLASS P SHARES
--------------------------------------------------------   -------------------------
Shares sold                          0.04   $          1            -   $          -
Reinvestment of distributions       0.294              7        1.706   $         45
--------------------------------------------------------   -------------------------
Increase                            0.334   $          8        1.706   $         45
--------------------------------------------------------   -------------------------

CLASS Y SHARES
--------------------------------------------------------   -------------------------
Shares sold                         2,031   $     50,098            -   $          -
Reinvestment of distributions           -                       1.866   $         49
--------------------------------------------------------   -------------------------
Increase                            2,031   $     50,098        1.866   $         49
------------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

                                         SIX MONTHS ENDED                    YEAR ENDED
                                 MAY 31, 2002 (UNAUDITED)             NOVEMBER 30, 2001
---------------------------------------------------------------------------------------
CLASS A SHARES                      SHARES         AMOUNT        SHARES          AMOUNT
---------------------------------------------------------   ---------------------------
Shares sold                      2,594,128   $ 58,520,314     7,842,391   $ 173,637,867
Reinvestment of distributions      593,266     12,446,715       337,028       6,737,178
Shares reacquired               (3,016,193)   (69,420,957)   (4,292,514)    (94,291,991)
---------------------------------------------------------   ---------------------------
Increase                           171,201   $  1,546,072     3,886,905   $  86,083,054
---------------------------------------------------------   ---------------------------

CLASS B SHARES
---------------------------------------------------------   ---------------------------
Shares sold                        307,453   $  6,567,071     1,419,173   $  30,364,722
Reinvestment of distributions      337,152      6,840,817       191,099       3,722,612
Shares reacquired                 (610,969)   (13,464,116)   (1,100,193)    (23,173,359)
---------------------------------------------------------   ---------------------------
Increase                            33,636   $    (56,228)      510,079   $  10,913,975
---------------------------------------------------------   ---------------------------

CLASS C SHARES
---------------------------------------------------------   ---------------------------
Shares sold                        259,376   $  5,494,014     1,551,390   $  33,383,909
Reinvestment of distributions      103,069      2,089,200        62,233       1,212,298
Shares reacquired                 (277,418)    (6,128,384)     (464,695)     (9,739,659)
---------------------------------------------------------   ---------------------------
Increase                            85,027   $  1,454,830     1,148,928   $  24,856,548
---------------------------------------------------------   ---------------------------

CLASS P SHARES
---------------------------------------------------------   ---------------------------
Shares sold                        323,421   $  7,510,678       223,931   $   5,040,640
Reinvestment of distributions       10,672        223,798             2              33
Shares reacquired                  (40,876)      (948,777)      (35,467)       (806,686)
---------------------------------------------------------   ---------------------------
Increase                           293,217   $  6,785,699       188,466   $   4,233,987
---------------------------------------------------------   ---------------------------

CLASS Y SHARES
---------------------------------------------------------   ---------------------------
Shares sold                        706,848   $ 16,115,782     1,226,963   $  26,368,287
Reinvestment of distributions      186,615      3,967,425        86,805       1,750,847
Shares reacquired                 (308,673)    (7,337,579)   (1,478,379)    (32,881,188)
---------------------------------------------------------   ---------------------------
Increase (decrease)                584,790   $ 12,745,628      (164,611)  $  (4,762,054)
---------------------------------------------------------   ---------------------------

                                                                     PRSRT STD
                                                                   U.S. POSTAGE
[LORD ABBETT(R) LOGO]                                                  PAID
                                                                    PERMIT 552
                                                                  HACKENSACK, NJ



  This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.


                                                 Lord Abbett Research Fund, Inc.
                                                  Large-Cap Series
                                                  Small-Cap Value Series


Lord Abbett Mutual Fund shares are distributed by:
       LORD ABBETT DISTRIBUTOR LLC                                    LARF-3-502
90 Hudson Street - Jersey City, New Jersey 07302-3973                     (7/02)